Income Taxes - Schedule of Deferred Tax Assets, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (163)	$ (235)
Tax (expense) benefit recognized to consolidated statements of operations	10	(65)
Tax (expense) benefit recognized to other comprehensive income (loss)	(6)	2
Deferred tax liabilities recognized from acquisition purchase accounting	(52)	(9)
Ending balance	$ (115)	$ (163)